Note F - Goodwill and Intangible Assets - Future Estimated Amortization Expense (Details) $ in Thousands	Dec. 31, 2017 USD ($)
2018	$ 135
2019	114
2020	94
2021	74
2022	53
Thereafter	44
Total	$ 514